Provisions for contingencies (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	€ 13,896
New or increased provisions	1,391
Initial recognition and changes in estimates	370
Accretion discount	264
Reversal of utilized provisions	(1,426)
Reversal of unutilized provisions	(200)
Currency translation differences	(834)
Other changes	(14)
Carrying amount	13,447
Provision For Decommissioning Restoration And Rehabilitation Costs [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	8,419
Initial recognition and changes in estimates	370
Accretion discount	271
Reversal of utilized provisions	(289)
Reversal of unutilized provisions	(10)
Currency translation differences	(646)
Other changes	11
Carrying amount	8,126
Environment Related Provision [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	2,691
New or increased provisions	217
Accretion discount	(9)
Reversal of utilized provisions	(237)
Reversal of unutilized provisions	(17)
Currency translation differences	(1)
Other changes	9
Carrying amount	2,653
Legal Proceedings Provision [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	954
New or increased provisions	567
Accretion discount	1
Reversal of utilized provisions	(281)
Reversal of unutilized provisions	(50)
Currency translation differences	(95)
Other changes	11
Carrying amount	1,107
Provision For Taxes [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	732
New or increased provisions	162
Reversal of utilized provisions	(225)
Reversal of unutilized provisions	(52)
Currency translation differences	(66)
Other changes	(24)
Carrying amount	527
Loss adjustments and actuarial provisions [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	207
New or increased provisions	181
Reversal of utilized provisions	(190)
Other changes	7
Carrying amount	205
Provision for redundancy incentives [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	176
New or increased provisions	9
Accretion discount	1
Reversal of utilized provisions	(17)
Reversal of unutilized provisions	(32)
Other changes	3
Carrying amount	140
Onerous Contracts Provision [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	165
Accretion discount	2
Reversal of utilized provisions	(99)
Reversal of unutilized provisions	(1)
Currency translation differences	(7)
Carrying amount	60
Provision for losses on investments [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	153
New or increased provisions	46
Reversal of unutilized provisions	(10)
Currency translation differences	(7)
Carrying amount	182
Provision for Oil insurance cover [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	88
Reversal of unutilized provisions	(3)
Currency translation differences	(1)
Other changes	(8)
Carrying amount	76
Disposal And Restructuring Provision [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	58
New or increased provisions	16
Reversal of utilized provisions	(13)
Other changes	4
Carrying amount	65
Miscellaneous Other Provisions [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Carrying amount	253	[1]
New or increased provisions	193	[1]
Accretion discount	(2)	[1]
Reversal of utilized provisions	(75)	[1]
Reversal of unutilized provisions	(25)	[1]
Currency translation differences	(11)	[1]
Other changes	(27)	[1]
Carrying amount	€ 306	[1]

[1]	Each individual amount included herein was lower than €50 million.